Share Capital and Share Premium (Details) - Schedule of share capital arising on the share for share exchange - 12 months ended Dec. 31, 2021 $ / shares in Units, $ in Thousands	USD ($) $ / shares shares	€ / shares	£ / shares
Schedule of share capital arising on the share for share exchange [Abstract]
Nominal Value At January 1 2021 per 20-F annual report (in Euro per share) | € / shares		€ 0.03
Share Capital Shares At January 1 2021 per 20-F annual report (in Shares) | shares	194,612,289,000
Share Capital value At January 1 2021 per 20-F annual report	$ 10,794
Share Premium At January 1 2021 per 20-F annual report	111,821
Merger Reserve At January 1 2021 per 20-F annual report
Group Reorganization
Nominal Value Elimination of share capital in Tiziana Life Sciences Plc (in Pounds per share) | £ / shares			£ 0.03
Share Capital Shares Elimination of share capital in Tiziana Life Sciences Plc (in Shares) | shares	(194,612,289,000)
Share Capital value Elimination of share capital in Tiziana Life Sciences Plc	$ (10,794)
Share Premium Elimination of share capital in Tiziana Life Sciences Plc	(111,821)
Merger Reserve Elimination of share capital in Tiziana Life Sciences Plc	$ 122,615
Nominal Value Shares issued pursuant to share for share exchange and consolidation (in Dollars per share) | $ / shares	$ 0.001
Share Capital Shares Shares issued pursuant to share for share exchange and consolidation (in Shares) | shares	97,306,144,000
Share Capital value Shares issued pursuant to share for share exchange and consolidation	$ 97
Share Premium Shares issued pursuant to share for share exchange and consolidation
Merger Reserve Shares issued pursuant to share for share exchange and consolidation	(97)
Elimination of other reserves in Tiziana Life Sciences Plc	$ (3,821)
Nominal Value Restated at 1 January 2021 (in Dollars per share) | $ / shares	$ 0.001
Share Capital Shares Restated at 1 January 2021 (in Shares) | shares	97,306,144,000
Share Capital value Restated at 1 January 2021	$ 97
Share Premium Restated at 1 January 2021
Merger Reserve Restated at 1 January 2021	$ 118,697
Nominal Value Conversion of warrants (in Dollars per share) | $ / shares	$ 0.001
Share Capital Shares Conversion of warrants (in Shares) | shares	136,854,000
Share Capital Conversion of warrants
Share Premium Conversion of warrants	156
Merger Reserve Conversion of warrants
Nominal Value Conversion of Loan (in Dollars per share) | $ / shares	$ 0.001
Share Capital Shares Conversion of Loan (in Shares) | shares	1,866,907,000
Share Capital value Conversion of Loan	$ 2
Share Premium Conversion of Loan	603
Merger Reserve Conversion of Loan
Nominal Value Issued in lieu of cash bonus (in Dollars per share) | $ / shares	$ 0.001
Share Capital Shares Issued in lieu of cash bonus (in Shares) | shares	2,962,709,000
Share Capital value Issued in lieu of cash bonus	$ 3
Share Premium Issued in lieu of cash bonus	14,837
Merger Reserve Issued in lieu of cash bonus
Share Capital Shares At 31 December 2021 (in Shares) | shares	102,272,614,000
Share Capital value At 31 December 2021	$ 102
Share Premium At 31 December 2021	15,596
Merger Reserve At 31 December 2021	$ 118,697